Intangible Assets (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of intangible assets [text block] [Abstract]
Schedule of intangible assets
	2021			2020
Figures in Rand thousands	Cost	Accumulated amortization	Carrying value	Cost	Accumulated amortization	Carrying value

Product development costs	83,566	(29,922)	53,644	46,452	(9,385)	37,067
Computer software	15,546	(9,851)	5,695	11,029	(7,357)	3,672
Total	99,112	(39,773)	59,339	57,481	(16,742)	40,739

Schedule of reconciliation of the carrying value of intangible assets
Figures in Rand thousands	Opening balance	Additions	Translation Adjustment	Amortization	Disposal	Closing Balance
	Figures in Rand thousands
Product development costs	37,067	40,977	(1,414)	(22,986)	-	53,644
Computer software	3,672	4,653	240	(2,870)	-	5,695
	40,739	45,630	(1,174)	(25,856)	-	59,339
Figures in Rand thousands	Opening balance	Additions	Translation Adjustment	Amortization	Disposal	Closing Balance
	Figures in Rand thousands
Product development costs	13,636	31,178	1,403	(9,150)	-	37,067
Computer software	4,822	3,067	(214)	(3,636)	(367)	3,672
	18,458	34,245	1,189	(12,786)	(367)	40,739